Morgan Stanley Institutional Fund, Inc.

522 Fifth Avenue

New York, NY 10036

March 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                             Morgan Stanley Institutional Fund, Inc.

Securities Act File No. 33-23166

Post-Effective Amendment No. 101

Investment Company Act File No. 811-05624

Amendment No. 102

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Fund”), attached herewith for filing is the above referenced Post-Effective Amendment No. 101 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 102 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class H and Class L shares of the Active International Allocation, Emerging Markets, Focus Growth, Global Franchise, Growth, International Equity, International Real Estate and International Small Cap Portfolios, each an existing portfolio of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8599 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton

cc:  Stefanie V. Chang Yu